SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
May 31, 2026
SCHEDULE OF EXCHANGE RATES

Translation of amounts from S$ into US$ has been made at the following exchange rates for the financial years ended May 31, 2026 and 2025:

	May 31, 2026	May 31, 2025

Year-end US$:S$ exchange rate	1.2778	1.2893
Average US$:S$ exchange rate	1.2838	1.3333

SCHEDULE OF PROPERTY AND EQUIPMENT USEFUL LIFE

Expected useful life
Factory and office equipment	5 years
Factory improvement	5 years
Leasehold factory premises	30 years
Furniture and fittings	10 years
Machinery and equipment	10 years
Motor vehicles and forklifts	5 years
Renovation	5 years
Leasehold land	15 years

Single Reportable Segment [Member]
SCHEDULE OF SEGMENT OPERATING

	Financial Years Ended May 31,
	2025	2026
	$’000	$’000
Revenue	8,445	8,523
Cost of revenue	(5,089)	(4,267)
Selling and distribution	(140)	(193)
General and administrative before salaries and related costs	(3,441)	(1,631)
Revenue of new containers	(1,127)	(755)

Segment operating (loss) income	(1,352)	1,677